Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 106.4%
	COMMUNICATION SERVICES — 3.3%
762	Magnite, Inc.*	$16,597
	CONSUMER DISCRETIONARY — 13.6%
67	Boot Barn Holdings, Inc.*	11,103
120	Champion Homes, Inc.*	9,165
133	Dutch Bros, Inc. - Class A*	6,961
32	Installed Building Products, Inc.	7,893
119	Planet Fitness, Inc. - Class A*	12,352
342	Universal Technical Institute, Inc.*	11,132
38	Wingstop, Inc.	9,564
		68,170
	CONSUMER STAPLES — 2.6%
222	Chefs' Warehouse, Inc.*	12,949
	FINANCIALS — 8.7%
112	Axos Financial, Inc.*	9,481
218	Baldwin Insurance Group, Inc.*	6,150
572	BGC Group, Inc.	5,411
60	Coastal Financial Corp.*	6,490
29	PJT Partners, Inc. - Class A	5,154
142	Shift4 Payments, Inc. - Class A*	10,991
		43,677
	HEALTH CARE — 20.1%
689	Adaptive Biotechnologies Corp.*	10,307
60	Apogee Therapeutics, Inc.*	2,384
154	AtriCure, Inc.*	5,428
275	Avadel Pharmaceuticals PLC - ADR*,1	4,199
66	Avidity Biosciences, Inc.*	2,876
30	Axsome Therapeutics, Inc.*	3,643
153	Catalyst Pharmaceuticals, Inc.*	3,014
141	Edgewise Therapeutics, Inc.*	2,287
174	Enovis Corp.*	5,279
174	Globus Medical, Inc. - Class A*	9,965
37	Halozyme Therapeutics, Inc.*	2,714
44	ICU Medical, Inc.*	5,278
59	Ionis Pharmaceuticals, Inc.*	3,860
234	Nurix Therapeutics, Inc.*	2,162
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
81	Protagonist Therapeutics, Inc.*	5,381
38	Rhythm Pharmaceuticals, Inc.*	3,838
80	Scholar Rock Holding Corp.*	2,979
40	Soleno Therapeutics, Inc.*	2,704

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
337	Surgery Partners, Inc.*	$7,293
327	WaVe Life Sciences Ltd.*,1	2,394
227	Waystar Holding Corp.*	8,608
500	Xeris Biopharma Holdings, Inc.*	4,070
		100,663
	INDUSTRIALS — 29.5%
88	AAON, Inc.	8,223
417	ACV Auctions, Inc. - Class A*	4,132
96	Casella Waste Systems, Inc. - Class A*	9,108
24	Comfort Systems USA, Inc.	19,804
49	Crane Co.	9,023
94	Ducommun, Inc.*	9,036
55	Franklin Electric Co., Inc.	5,236
116	Genpact, Ltd.[1]	4,859
210	Leonardo DRS, Inc.	9,534
60	MasTec, Inc.*	12,769
127	Mercury Systems, Inc.*	9,830
102	Parsons Corp.*	8,458
39	Paylocity Holding Corp.*	6,212
23	Powell Industries, Inc.	7,011
27	Standex International Corp.	5,721
226	Tetra Tech, Inc.	7,544
61	UFP Industries, Inc.	5,703
57	Willdan Group, Inc.*	5,511
		147,714
	INFORMATION TECHNOLOGY — 27.0%
63	Astera Labs, Inc.*	12,335
28	CyberArk Software, Ltd.*,1	13,528
20	Fabrinet*,1	7,292
438	Freshworks, Inc.*	5,155
60	Impinj, Inc. *	10,845
44	Insight Enterprises, Inc.*	4,990
126	Intapp, Inc.*	5,153
268	JFrog, Ltd.*,1	12,685
94	MACOM Technology Solutions Holdings, Inc.*	11,702
272	Mirion Technologies, Inc.*	6,327
68	Onto Innovation, Inc.*	8,787
391	Penguin Solutions, Inc.*	10,276
253	SentinelOne, Inc. - Class A*	4,455
34	SiTime Corp.*	10,245
39	SPS Commerce, Inc.*	4,062
289	Vertex, Inc.*	7,164
		135,001

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 1.6%
105	Knife River Corp.*	$8,071
	TOTAL COMMON STOCKS
	(Cost $380,318)	532,842
	SHORT-TERM INVESTMENTS — 4.6%
23,023	Goldman Sachs FS Government Fund - Institutional Class, 3.96%[3]	23,023
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,023)	23,023
	TOTAL INVESTMENTS — 111.0%
	(Cost $403,341)	555,865
	Liabilities in Excess of Other Assets — (11.0)%	(55,219)
	NET ASSETS — 100.0%	$500,646

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.